UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09837
Investment Company Act File Number
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	13,800	$2,227,044

		$2,227,044

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	36,400	$1,737,008

		$1,737,008

Auto Components — 1.1%
Lear Corp.	26,100	$1,278,900

		$1,278,900

Beverages — 1.5%
Anheuser-Busch InBev NV ADR	30,800	$1,773,464

		$1,773,464

Capital Markets — 2.1%
Lazard, Ltd., Class A	37,500	$1,260,000
T. Rowe Price Group, Inc.	20,400	1,158,720

		$2,418,720

Chemicals — 4.6%
Albemarle Corp.	22,000	$1,464,760
Celanese Corp., Class A	35,700	1,968,141
Monsanto Co.	25,800	1,895,784

		$5,328,685

Commercial Banks — 1.0%
SVB Financial Group(2)	18,800	$1,147,176

		$1,147,176

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	52,650	$1,697,436

		$1,697,436

Communications Equipment — 5.9%
Acme Packet, Inc.(2)	17,200	$1,013,424
Brocade Communications Systems, Inc.(2)	426,800	2,338,864
F5 Networks, Inc.(2)	3,200	299,136
QUALCOMM, Inc.	37,800	2,070,684
Riverbed Technology, Inc.(2)	29,800	853,174
Sycamore Networks, Inc.	14,100	277,770

		$6,853,052

Computers & Peripherals — 10.2%
Apple, Inc.(2)	15,400	$6,013,392
Dell, Inc.(2)	150,300	2,440,872
EMC Corp.(2)	78,400	2,044,672
Quantum Corp.(2)	535,800	1,409,154

		$11,908,090

Consumer Finance — 0.8%
American Express Co.	17,700	$885,708

		$885,708

Diversified Financial Services — 1.6%
Moody’s Corp.	51,000	$1,816,110

		$1,816,110

Security	Shares	Value
Electrical Equipment — 0.7%
Regal Beloit Corp.	13,200	$800,316

		$800,316

Energy Equipment & Services — 6.2%
Ensco PLC ADR	22,700	$1,208,775
Halliburton Co.	52,900	2,895,217
Rowan Cos., Inc.(2)	36,200	1,417,954
Tidewater, Inc.	31,300	1,700,842

		$7,222,788

Food Products — 2.9%
Green Mountain Coffee Roasters, Inc.(2)	32,300	$3,357,585

		$3,357,585

Health Care Equipment & Supplies — 2.3%
Analogic Corp.	13,000	$699,270
St. Jude Medical, Inc.	42,500	1,976,250

		$2,675,520

Health Care Providers & Services — 6.1%
Catalyst Health Solutions, Inc.(2)	24,400	$1,598,932
Centene Corp.(2)	41,300	1,355,053
Express Scripts, Inc.(2)	25,800	1,399,908
MEDNAX, Inc.(2)	21,600	1,472,256
Team Health Holdings, Inc.(2)	57,600	1,267,776

		$7,093,925

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(2)	77,400	$1,404,810

		$1,404,810

Hotels, Restaurants & Leisure — 2.6%
Dunkin’ Brands Group, Inc.(2)	7,500	$216,975
Starwood Hotels & Resorts Worldwide, Inc.	13,800	758,448
Yum! Brands, Inc.	37,900	2,001,878

		$2,977,301

Household Durables — 1.1%
Tempur-Pedic International, Inc.(2)	17,972	$1,294,164

		$1,294,164

Household Products — 2.0%
Church & Dwight Co., Inc.	34,400	$1,387,696
Henkel AG & Co. KGaA	16,700	911,164

		$2,298,860

Industrial Conglomerates — 1.5%
Danaher Corp.	36,500	$1,792,515

		$1,792,515

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(2)	8,900	$1,980,428
Priceline.com, Inc.(2)	3,400	1,828,010

		$3,808,438

Internet Software & Services — 2.7%
LinkedIn Corp., Class A(2)	2,800	$282,884
Rackspace Hosting, Inc.(2)	71,000	2,840,000

		$3,122,884

IT Services — 1.3%
Accenture PLC, Class A	25,400	$1,502,156

		$1,502,156

Security	Shares	Value
Life Sciences Tools & Services — 1.0%
Bruker Corp.(2)	64,800	$1,115,856

		$1,115,856

Machinery — 3.0%
Cummins, Inc.	8,100	$849,528
Kennametal, Inc.	29,400	1,159,242
Parker Hannifin Corp.	18,900	1,493,478

		$3,502,248

Media — 1.2%
IMAX Corp.(2)	10,400	$197,184
Sirius XM Radio, Inc.(2)	565,400	1,192,994

		$1,390,178

Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	17,300	$1,553,886

		$1,553,886

Oil, Gas & Consumable Fuels — 4.2%
Alpha Natural Resources, Inc.(2)	21,200	$905,452
Cabot Oil & Gas Corp.	22,700	1,681,616
Hess Corp.	9,400	644,464
Rosetta Resources, Inc.(2)	18,555	960,592
SM Energy Co.	9,400	708,290

		$4,900,414

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	15,800	$1,657,578

		$1,657,578

Pharmaceuticals — 3.3%
Allergan, Inc.	19,800	$1,609,938
Teva Pharmaceutical Industries, Ltd. ADR	18,900	881,496
Warner Chilcott PLC, Class A	65,600	1,378,912

		$3,870,346

Professional Services — 0.5%
Odyssey Marine Exploration, Inc.(2)	196,600	$579,970

		$579,970

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	28,700	$1,298,388
Kansas City Southern(2)	28,332	1,681,504

		$2,979,892

Semiconductors & Semiconductor Equipment — 4.8%
Cirrus Logic, Inc.(2)	122,300	$1,856,514
Cypress Semiconductor Corp.(2)	115,700	2,381,106
Veeco Instruments, Inc.(2)	33,600	1,336,944

		$5,574,564

Software — 1.8%
Oracle Corp.	36,200	$1,106,996
VMware, Inc., Class A(2)	10,100	1,013,434

		$2,120,430

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	13,000	$1,171,950
Warnaco Group, Inc. (The)(2)	19,700	1,050,010

		$2,221,960

Security	Shares	Value
Trading Companies & Distributors — 1.4%
WESCO International, Inc.(2)	31,746	$1,609,205

		$1,609,205

Wireless Telecommunication Services — 1.5%
Sprint Nextel Corp.(2)	428,300	$1,811,709

		$1,811,709

Total Common Stocks (identified cost $97,868,800)		$113,310,891

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$2,266	$2,265,658

Total Short-Term Investments (identified cost $2,265,658)		$2,265,658

Total Investments — 99.5% (identified cost $100,134,458)		$115,576,549

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Accenture PLC, Class A	127	$62.50	8/20/11	$(3,810)
Albemarle Corp.	22	75.00	8/20/11	(385)
Allergan, Inc.	27	85.00	8/20/11	(1,958)
Estee Lauder Cos., Inc. (The), Class A	16	110.00	8/20/11	(2,760)
Green Mountain Coffee Roasters, Inc.	35	95.00	8/20/11	(35,963)
Green Mountain Coffee Roasters, Inc.	16	100.00	8/20/11	(10,560)
IMAX Corp.	95	33.00	8/20/11	(238)
LinkedIn Corp., Class A	28	120.00	8/20/11	(6,300)
Monsanto Co.	25	80.00	8/20/11	(638)
Priceline.com, Inc.	2	560.00	8/20/11	(3,810)
Sycamore Networks, Inc.	141	22.50	8/20/11	(1,762)
Team Health Holdings, Inc.	57	25.00	8/20/11	(997)
Tempur-Pedic International, Inc.	37	70.00	8/20/11	(13,690)
Warnaco Group, Inc. (The)	39	60.00	8/20/11	(1,462)

Total Covered Call Options Written (premiums received $76,010)				$(84,333)

Other Assets, Less Liabilities — 0.6%				$698,969

Net Assets — 100.0%				$116,191,185

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at July 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $2,072.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,009,442

Gross unrealized appreciation	$17,839,719
Gross unrealized depreciation	(3,272,612)

Net unrealized appreciation	$14,567,107

Written call options activity for the fiscal year to date ended July 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	9,307	588,752
Options terminated in closing purchase transactions	(4)	(87)
Options exercised	(1,376)	(166,013)
Options expired	(7,260)	(346,642)

Outstanding, end of period	667	$76,010

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $84,333.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$12,970,941	$—		$—	$12,970,941
Consumer Staples	8,176,323	911,164		—	9,087,487
Energy	12,123,202	—		—	12,123,202
Financials	6,267,714	—		—	6,267,714
Health Care	16,160,457	—		—	16,160,457
Industrials	16,925,634	—		—	16,925,634
Information Technology	31,081,176	—		—	31,081,176
Materials	6,882,571	—		—	6,882,571
Telecommunication Services	1,811,709	—		—	1,811,709

Total Common Stocks	$112,399,727	$911,164	*	$—	$113,310,891

Short-Term Investments	$—	$2,265,658		—	$2,265,658

Total Investments	$112,399,727	$3,176,822		$—	$115,576,549

Liability Description

Covered Call Options Written	$(84,333)	$—		$—	$(84,333)

Total	$(84,333)	$—		$—	$(84,333)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 26, 2011